Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 613,765	$ 593,670
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	217,169	207,177
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	324,348	330,063
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 72,248	$ 56,430